PROPERTY, EQUIPMENT AND OTHER (Tables)	12 Months Ended
Aug. 31, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure of detailed information of property, equipment and other [Table Text Block]

	Buildings	Other	Right to Use Asset	Total
August 31, 2023	$146	$126	$348	$620

Additions	-	6	-	6
Disposals	(4)	-	-	(4)
Depreciation	(11)	(43)	(63)	(117)
Foreign Exchange	9	7	1	17
August 31, 2024	$140	$96	$286	$522

Additions	4	10	-	14
Disposals	(5)	-	-	(5)
Depreciation	(12)	(40)	(62)	(114)
Foreign Exchange	-	-	(5)	(5)
August 31, 2025	$127	$66	$219	$412